RISK MANAGEMENT - Changes in gross carrying amount (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 274,682,875
Financial assets at end of period	280,746,878	$ 274,682,875
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	20,255,758
Financial assets at end of period	22,171,973	20,255,758
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	235,373,468
Financial assets at end of period	236,970,165	235,373,468
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	179,115,847
Financial assets at end of period	176,168,055	179,115,847
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	188,313,361	231,573,437	$ 206,447,165
New financial assets originated or purchased	122,753,246	142,677,855	117,046,001
Financial assets that have been derecognized/paid	(114,598,525)	(114,550,381)	(107,353,830)
Net remeasurement of amortized cost and other receivables	1,790,448	1,547,562	134,578
Write-offs	(4,176,499)	(3,211,915)	(3,546,071)
Sale of loan portfolio - loss allowance	(361,380)
Sale of loan portfolio - cash	(113,460)
Gain or loss on sale portfolio	3,331
Discontinued operations		1,675,137	6,209,789
Reclassification BAC			8,558,624
Loss of control in subsidiary		(77,434,601)
FX and other movements	(7,406,752)	6,036,267	4,077,181
Financial assets at end of period	186,203,770	188,313,361	231,573,437
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	105,248,652
Financial assets at end of period	102,145,802	105,248,652
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	110,742,842
Financial assets at end of period	107,440,424	110,742,842
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	99,282,353
Financial assets at end of period	101,753,217	99,282,353
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	104,775,099	122,027,804	110,986,938
New financial assets originated or purchased	77,509,567	78,320,455	67,013,320
Financial assets that have been derecognized/paid	(71,469,411)	(67,255,879)	(66,033,305)
Net remeasurement of amortized cost and other receivables	3,086,433	1,488,843	326,239
Write-offs	(667,993)	(746,163)	(1,085,415)
Sale of loan portfolio - loss allowance	(194,305)
Sale of loan portfolio - cash	(78,613)
Gain or loss on sale portfolio	(7,415)
Discontinued operations		2,678,679	1,890,724
Reclassification BAC			5,560,875
Loss of control in subsidiary		(36,433,272)
FX and other movements	(5,905,545)	4,694,632	3,368,428
Financial assets at end of period	107,047,817	104,775,099	122,027,804
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,966,299
Financial assets at end of period	392,585	5,966,299
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,967,743	3,218,433	4,693,678
New financial assets originated or purchased	206,661	23,119,917	1,531,771
Financial assets that have been derecognized/paid	(6,003,176)	(18,982,865)	(2,671,104)
Net remeasurement of amortized cost and other receivables	(1,391)	84,916	16,537
Discontinued operations		249	1,529
Reclassification BAC			(607,582)
Loss of control in subsidiary		(1,442,427)
FX and other movements	222,770	(30,480)	253,604
Financial assets at end of period	392,607	5,967,743	3,218,433
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	56,107,532
Financial assets at end of period	55,692,165	56,107,532
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	59,419,444	76,889,145	65,835,457
New financial assets originated or purchased	39,018,954	36,243,274	43,803,992
Financial assets that have been derecognized/paid	(32,518,213)	(25,911,661)	(35,802,200)
Net remeasurement of amortized cost and other receivables	(1,380,933)	(37,897)	(234,357)
Write-offs	(3,433,244)	(2,343,238)	(2,383,572)
Sale of loan portfolio - loss allowance	(167,075)
Sale of loan portfolio - cash	(34,847)
Gain or loss on sale portfolio	10,746
Discontinued operations		597,849	3,372,792
Reclassification BAC			2,097,155
Loss of control in subsidiary		(26,721,679)
FX and other movements	(915,221)	703,651	199,878
Financial assets at end of period	59,999,611	59,419,444	76,889,145
Financial assets at amortised cost, category [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	17,530,914
Financial assets at end of period	18,106,219	17,530,914
Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	17,883,355	29,120,316	24,558,771
New financial assets originated or purchased	5,760,723	4,774,892	4,509,177
Financial assets that have been derecognized/paid	(4,399,685)	(2,191,978)	(2,628,241)
Net remeasurement of amortized cost and other receivables	101,603	(7,610)	(406)
Write-offs	(51,034)	(41,866)	(27,176)
Discontinued operations		(1,601,640)	944,744
Reclassification BAC			1,508,176
Loss of control in subsidiary		(12,837,223)
FX and other movements	(808,756)	668,464	255,271
Financial assets at end of period	18,486,206	17,883,355	29,120,316
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	228,749
Financial assets at end of period	223,869	228,749
Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	267,720	317,739	372,321
New financial assets originated or purchased	257,341	219,317	187,741
Financial assets that have been derecognized/paid	(208,040)	(207,998)	(218,980)
Net remeasurement of amortized cost and other receivables	(15,264)	19,310	26,565
Write-offs	(24,228)	(80,648)	(49,908)
Financial assets at end of period	277,529	267,720	317,739
Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	20,255,758
Financial assets at end of period	22,171,973	20,255,758
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,612,876
Financial assets at end of period	6,152,455	5,612,876
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	22,461,805
Financial assets at end of period	23,326,776	22,461,805
Debt securities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	35,995,562
Financial assets at end of period	40,438,606	35,995,562
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	164,906,023	190,819,121	167,489,648
Transfer from stage 1 to stage 2	(10,951,993)	(8,276,152)	(10,995,706)
Transfer from stage 1 to stage 3	(2,059,976)	(1,659,371)	(1,463,566)
Transfer from stage 2 to stage 1	9,137,025	8,288,205	5,474,571
Transfer from stage 3 to stage 1	509,414	367,294	333,523
New financial assets originated or purchased	111,919,244	138,932,725	112,304,857
Financial assets that have been derecognized/paid	(103,065,373)	(104,212,015)	(97,996,142)
Net remeasurement of amortized cost and other receivables	841,002	(1,008,007)	(2,094,986)
Write-offs	(114,019)	(131,245)	(71,864)
Sale of loan portfolio - loss allowance	(2,369)
Discontinued operations		4,985,907	5,034,757
Reclassification BAC			9,531,734
Loss of control in subsidiary		(68,298,203)
FX and other movements	(6,594,417)	5,097,764	3,272,295
Financial assets at end of period	164,524,561	164,906,023	190,819,121
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	89,958,234	100,858,380	92,626,136
Transfer from stage 1 to stage 2	(3,831,869)	(3,412,530)	(6,217,821)
Transfer from stage 1 to stage 3	(979,725)	(1,183,677)	(1,074,291)
Transfer from stage 2 to stage 1	4,428,540	3,502,330	2,585,939
Transfer from stage 3 to stage 1	216,849	152,800	189,944
New financial assets originated or purchased	75,428,991	76,419,265	64,413,391
Financial assets that have been derecognized/paid	(66,409,339)	(60,407,178)	(60,721,302)
Net remeasurement of amortized cost and other receivables	781,835	(180,790)	(841,693)
Write-offs	(3,303)	(2,985)	(4,427)
Discontinued operations		3,560,936	1,592,033
Reclassification BAC			5,333,890
Loss of control in subsidiary		(33,537,080)
FX and other movements	(5,261,913)	4,188,763	2,976,581
Financial assets at end of period	94,328,300	89,958,234	100,858,380
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,967,742	3,218,433	4,693,539
New financial assets originated or purchased	206,661	23,119,916	1,531,771
Financial assets that have been derecognized/paid	(6,003,176)	(18,982,865)	(2,671,104)
Net remeasurement of amortized cost and other receivables	(1,390)	84,916	16,676
Discontinued operations		249	1,529
Reclassification BAC			(607,582)
Loss of control in subsidiary		(1,442,427)
FX and other movements	222,770	(30,480)	253,604
Financial assets at end of period	392,607	5,967,742	3,218,433
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	52,529,128	63,811,740	51,453,521
Transfer from stage 1 to stage 2	(5,701,009)	(3,939,985)	(3,955,559)
Transfer from stage 1 to stage 3	(1,029,073)	(456,120)	(363,213)
Transfer from stage 2 to stage 1	3,616,500	2,810,585	2,193,145
Transfer from stage 3 to stage 1	212,519	146,229	102,385
New financial assets originated or purchased	32,474,641	34,459,205	41,759,298
Financial assets that have been derecognized/paid	(28,331,264)	(22,753,127)	(32,129,847)
Net remeasurement of amortized cost and other receivables	20,995	(788,200)	(1,170,836)
Write-offs	(101,945)	(125,994)	(65,031)
Sale of loan portfolio - loss allowance	(2,369)
Discontinued operations		1,156,225	2,732,637
Reclassification BAC			3,256,691
Loss of control in subsidiary		(22,340,862)
FX and other movements	(832,014)	549,432	(1,451)
Financial assets at end of period	52,856,109	52,529,128	63,811,740
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	16,226,428	22,743,149	18,537,882
Transfer from stage 1 to stage 2	(1,382,946)	(896,435)	(773,274)
Transfer from stage 1 to stage 3	(40,569)	(13,682)	(18,990)
Transfer from stage 2 to stage 1	1,082,759	1,954,180	657,398
Transfer from stage 3 to stage 1	79,530	67,285	39,085
New financial assets originated or purchased	3,594,678	4,715,113	4,417,205
Financial assets that have been derecognized/paid	(2,142,766)	(1,891,256)	(2,315,419)
Net remeasurement of amortized cost and other receivables	35,508	(130,620)	(99,596)
Write-offs	(8,365)	(2,018)	(1,996)
Discontinued operations		268,497	708,558
Reclassification BAC			1,548,735
Loss of control in subsidiary		(10,977,834)
FX and other movements	(723,260)	390,049	43,561
Financial assets at end of period	16,720,997	16,226,428	22,743,149
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	224,491	187,419	178,570
Transfer from stage 1 to stage 2	(36,169)	(27,202)	(49,052)
Transfer from stage 1 to stage 3	(10,609)	(5,892)	(7,072)
Transfer from stage 2 to stage 1	9,226	21,110	38,089
Transfer from stage 3 to stage 1	516	980	2,109
New financial assets originated or purchased	214,273	219,226	183,192
Financial assets that have been derecognized/paid	(178,828)	(177,589)	(158,470)
Net remeasurement of amortized cost and other receivables	4,054	6,687	463
Write-offs	(406)	(248)	(410)
Financial assets at end of period	226,548	224,491	187,419
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	14,315,166
Financial assets at end of period	15,713,547	14,315,166
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	11,774,908	26,898,573	26,588,199
Transfer from stage 1 to stage 2	10,951,993	8,276,152	10,995,706
Transfer from stage 2 to stage 3	(3,372,104)	(2,939,477)	(3,879,203)
Transfer from stage 2 to stage 1	(9,137,025)	(8,288,205)	(5,474,571)
Transfer from stage 3 to stage 2	865,781	646,995	809,475
Transfer from stage 3 to stage 1	11,192
New financial assets originated or purchased	2,583,927	2,450,770	3,354,034
Financial assets that have been derecognized/paid	(3,798,676)	(6,284,621)	(5,649,252)
Net remeasurement of amortized cost and other receivables	164,973	213,598	723
Write-offs	(540,280)	(404,857)	(198,682)
Sale of loan portfolio - loss allowance	(1,809)
Sale of loan portfolio - cash	(694)
Gain or loss on sale portfolio	(59)
Discontinued operations		(1,228,725)	866,278
Reclassification BAC			(1,103,917)
Loss of control in subsidiary		(8,288,834)
FX and other movements	(388,080)	723,539	589,783
Financial assets at end of period	9,114,047	11,774,908	26,898,573
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,672,094	11,747,975	9,843,700
Transfer from stage 1 to stage 2	3,831,869	3,412,530	6,217,821
Transfer from stage 2 to stage 3	(986,422)	(1,259,406)	(1,757,273)
Transfer from stage 2 to stage 1	(4,428,540)	(3,502,330)	(2,585,939)
Transfer from stage 3 to stage 2	327,479	311,858	499,834
New financial assets originated or purchased	924,475	1,177,731	1,819,955
Financial assets that have been derecognized/paid	(1,587,486)	(3,742,642)	(2,836,505)
Net remeasurement of amortized cost and other receivables	18,893	102,831	(42,188)
Write-offs	(2,131)	(2,622)	(4,913)
Discontinued operations		71,257	161,627
Reclassification BAC			236,162
Loss of control in subsidiary		(2,931,541)
FX and other movements	(239,697)	286,453	195,694
Financial assets at end of period	3,530,534	5,672,094	11,747,975
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	4,928,963	9,828,726	11,382,726
Transfer from stage 1 to stage 2	5,701,009	3,939,985	3,955,559
Transfer from stage 2 to stage 3	(2,089,300)	(1,433,947)	(1,869,405)
Transfer from stage 2 to stage 1	(3,616,500)	(2,810,585)	(2,193,145)
Transfer from stage 3 to stage 2	469,333	258,837	252,599
Transfer from stage 3 to stage 1	11,192
New financial assets originated or purchased	1,586,439	1,219,507	1,448,809
Financial assets that have been derecognized/paid	(2,095,326)	(2,332,167)	(2,570,086)
Net remeasurement of amortized cost and other receivables	126,837	69,133	15,274
Write-offs	(533,321)	(396,404)	(183,875)
Sale of loan portfolio - loss allowance	(1,809)
Sale of loan portfolio - cash	(694)
Gain or loss on sale portfolio	(59)
Discontinued operations		(80,679)	506,255
Reclassification BAC			(1,111,052)
Loss of control in subsidiary		(3,498,287)
FX and other movements	(77,989)	164,844	195,067
Financial assets at end of period	4,408,775	4,928,963	9,828,726
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,159,795	5,278,510	5,217,872
Transfer from stage 1 to stage 2	1,382,946	896,435	773,274
Transfer from stage 2 to stage 3	(271,352)	(219,362)	(164,767)
Transfer from stage 2 to stage 1	(1,082,759)	(1,954,180)	(657,398)
Transfer from stage 3 to stage 2	66,023	72,617	47,618
New financial assets originated or purchased	71,626	53,475	85,222
Financial assets that have been derecognized/paid	(109,535)	(197,058)	(207,019)
Net remeasurement of amortized cost and other receivables	18,036	39,252	22,411
Write-offs	(3,601)	(3,827)	(7,094)
Discontinued operations		(1,219,303)	198,396
Reclassification BAC			(229,027)
Loss of control in subsidiary		(1,859,006)
FX and other movements	(70,394)	272,242	199,022
Financial assets at end of period	1,160,785	1,159,795	5,278,510
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	14,056	43,362	143,901
Transfer from stage 1 to stage 2	36,169	27,202	49,052
Transfer from stage 2 to stage 3	(25,030)	(26,762)	(87,758)
Transfer from stage 2 to stage 1	(9,226)	(21,110)	(38,089)
Transfer from stage 3 to stage 2	2,946	3,683	9,424
New financial assets originated or purchased	1,387	57	48
Financial assets that have been derecognized/paid	(6,329)	(12,754)	(35,642)
Net remeasurement of amortized cost and other receivables	1,207	2,382	5,226
Write-offs	(1,227)	(2,004)	(2,800)
Financial assets at end of period	13,953	14,056	43,362
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	145,724
Financial assets at end of period	119,607	145,724
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	11,632,430	13,855,743	12,369,318
Transfer from stage 1 to stage 3	2,059,976	1,659,371	1,463,566
Transfer from stage 2 to stage 3	3,372,104	2,939,477	3,879,203
Transfer from stage 3 to stage 2	(865,781)	(646,995)	(809,475)
Transfer from stage 3 to stage 1	(520,606)	(367,294)	(333,523)
New financial assets originated or purchased	8,250,075	1,294,360	1,387,110
Financial assets that have been derecognized/paid	(7,734,476)	(4,053,745)	(3,708,436)
Net remeasurement of amortized cost and other receivables	784,473	2,341,971	2,228,841
Write-offs	(3,522,200)	(2,675,813)	(3,275,525)
Sale of loan portfolio - loss allowance	(357,202)
Sale of loan portfolio - cash	(112,766)
Gain or loss on sale portfolio	3,390
Discontinued operations		(2,082,045)	308,754
Reclassification BAC			130,807
Loss of control in subsidiary		(847,564)
FX and other movements	(424,255)	214,964	215,103
Financial assets at end of period	12,565,162	11,632,430	13,855,743
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,144,771	9,421,449	8,517,102
Transfer from stage 1 to stage 3	979,725	1,183,677	1,074,291
Transfer from stage 2 to stage 3	986,422	1,259,406	1,757,273
Transfer from stage 3 to stage 2	(327,479)	(311,858)	(499,834)
Transfer from stage 3 to stage 1	(216,849)	(152,800)	(189,944)
New financial assets originated or purchased	1,156,101	723,459	779,974
Financial assets that have been derecognized/paid	(3,472,586)	(3,106,059)	(2,475,498)
Net remeasurement of amortized cost and other receivables	2,285,705	1,566,802	1,210,120
Write-offs	(662,559)	(740,556)	(1,076,075)
Sale of loan portfolio - loss allowance	(194,305)
Sale of loan portfolio - cash	(78,613)
Gain or loss on sale portfolio	(7,415)
Discontinued operations		(953,514)	137,064
Reclassification BAC			(9,177)
Loss of control in subsidiary		35,349
FX and other movements	(403,935)	219,416	196,153
Financial assets at end of period	9,188,983	9,144,771	9,421,449
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1		139
New financial assets originated or purchased		1
Net remeasurement of amortized cost and other receivables	(1)		(139)
Financial assets at end of period		1
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,961,353	3,248,679	2,999,210
Transfer from stage 1 to stage 3	1,029,073	456,120	363,213
Transfer from stage 2 to stage 3	2,089,300	1,433,947	1,869,405
Transfer from stage 3 to stage 2	(469,333)	(258,837)	(252,599)
Transfer from stage 3 to stage 1	(223,711)	(146,229)	(102,385)
New financial assets originated or purchased	4,957,874	564,562	595,885
Financial assets that have been derecognized/paid	(2,091,623)	(826,367)	(1,102,267)
Net remeasurement of amortized cost and other receivables	(1,528,765)	681,170	921,205
Write-offs	(2,797,978)	(1,820,840)	(2,134,666)
Sale of loan portfolio - loss allowance	(162,897)
Sale of loan portfolio - cash	(34,153)
Gain or loss on sale portfolio	10,805
Discontinued operations		(477,697)	133,900
Reclassification BAC			(48,484)
Loss of control in subsidiary		(882,530)
FX and other movements	(5,218)	(10,625)	6,262
Financial assets at end of period	2,734,727	1,961,353	3,248,679
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	497,132	1,098,657	803,017
Transfer from stage 1 to stage 3	40,569	13,682	18,990
Transfer from stage 2 to stage 3	271,352	219,362	164,767
Transfer from stage 3 to stage 2	(66,023)	(72,617)	(47,618)
Transfer from stage 3 to stage 1	(79,530)	(67,285)	(39,085)
New financial assets originated or purchased	2,094,419	6,304	6,750
Financial assets that have been derecognized/paid	(2,147,384)	(103,664)	(105,803)
Net remeasurement of amortized cost and other receivables	48,059	83,758	76,779
Write-offs	(39,068)	(36,021)	(18,086)
Discontinued operations		(650,834)	37,790
Reclassification BAC			188,468
Loss of control in subsidiary		(383)
FX and other movements	(15,102)	6,173	12,688
Financial assets at end of period	604,424	497,132	1,098,657
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	29,173	86,958	49,850
Transfer from stage 1 to stage 3	10,609	5,892	7,072
Transfer from stage 2 to stage 3	25,030	26,762	87,758
Transfer from stage 3 to stage 2	(2,946)	(3,683)	(9,424)
Transfer from stage 3 to stage 1	(516)	(980)	(2,109)
New financial assets originated or purchased	41,681	34	4,501
Financial assets that have been derecognized/paid	(22,883)	(17,655)	(24,868)
Net remeasurement of amortized cost and other receivables	(20,525)	10,241	20,876
Write-offs	(22,595)	(78,396)	(46,698)
Financial assets at end of period	37,028	29,173	$ 86,958
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	181,992
Financial assets at end of period	$ 186,364	$ 181,992